Issued capital and reserves	12 Months Ended
Dec. 31, 2018
Issued capital and reserves
Issued capital and reserves

15. Issued capital and reserves

Issued and fully paid shares:

	Number of
	shares
	(millions)	$'m
Ordinary shares (par value €0.01)	10.3	—
At December 31, 2018 and at December 31, 2017	10.3	—

There were no transactions in shares of the Company during the year ended December 31, 2018. During the year ended December 31, 2018, the Group paid dividends of $10 million (2017: $8 million), to the non-controlling interest of a subsidiary of the Company.

During the year ended December 31, 2017 the Company issued 256,410 ordinary shares for consideration equal to the par value of €0.01 each.